CURRENT ASSETS (Schedule of Trade Receivables Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of financial assets [line items]
Trade receivables | ₪	[1]		₪ 88,324		₪ 82,382
Less - allowance for doubtful debts | ₪			2,381		2,155	₪ 3,448
Total Trade receivables | ₪			₪ 85,943		₪ 80,227
US Dollars [Member]
Disclosure of financial assets [line items]
Trade receivables | $	[1]	$ 25,476
Less - allowance for doubtful debts | $		687		$ 622
Total Trade receivables | $	[2]	$ 24,789

[1]	Less provision for returns in the sum of NIS 1,841 (as of December 31, 2016 - NIS 1,500).
[2]	Convenience Translation into US Dollars.